Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	8,200,875	7,861,515
Common Stock, Shares Outstanding	8,200,875	7,861,515